TEP FUND, INC.
                                  Annual Report
                                November 30, 2000

                                  TEP FUND, INC
                                 C/o Tocqueville
                           1675 Broadway - 16th Floor
                               New York, NY 10019
                                 (212) 698-0835

                                                                January 22, 2001

To Our Shareholders:

     We are pleased to enclose a semi-annual dividend payment of $0.51 per share to stockholders of record as of December 20, 2000. We also enclose our November 30, 2000 report to shareholders.

     Dividends paid for the year ending November 30, 2000 were $.99. This was a decrease of $.10 from the $1.09 of the previous year. There were two primary reasons for this reduction. Gains arising from redemption of bonds totaled $68,970 in the 1999 year whereas they were only $20,479 in 2000. The 1999 gain was unusually large. The second contributing factor was the decrease in interest income from $682,355 in 1999 to $663,655 in 2000. There was a continuing redemption of coupon bonds carrying higher interest rates than those currently available. Expenses decreased $1,886 which only slightly offset the drop in interest income and decreased gains.

     The net asset value per share increased from $19.11 at November 30, 1999 to $19.15 at November 30, 2000. This was due to a small decrease in interest rates and a consequent increase in value of the bonds in the portfolio

     The management of Tep Fund, Inc. continues its policy of investing in only high quality municipal bonds, diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

     The Board of Directors join me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely,


                                        /s/ Stephen Tabb
                                        -----------------------
                                        Stephen Tabb, President

                   PERCENTAGE OF 2000 INTEREST INCOME BY STATE
--------------------------------------------------------------------------------
California               1.42%                    New Hampshire            1.15%

Delaware                 1.53%                    Nevada                   2.38%
Florida                 10.09%                    New Jersey               4.03%
Hawaii                   3.81%                    New York                19.03%
Illinois                 4.48%                    Ohio                     5.91%
Indiana                  1.44%                    Pennsylvania             4.65%

Kentucky                 1.80%                    Rhode Island             1.25%
Louisiana                4.10%                    Texas                    5.98%
Maryland                 1.94%                    Utah                     0.25%
Massachusetts            9.37%                    Washington               3.70%

Michigan                 2.29%                    Wisconsin                4.08%
Mississippi              2.61%                    Wyoming                  1.95%
Missouri                 0.75%                                            ------

                                                  TOTAL                   100.0%
                                                                          ------
--------------------------------------------------------------------------------

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have audited the accompanying statements of assets and liabilities of Tep Fund, Inc, as of November 30, 2000 and 1999, including the portfolio of investments in tax-exempt securities as of November 30, 2000, and the related statements of operations and changes in net assets for each of the two years then ended, and the supplementary per share data for the years ended November 30, 2000, 1999, 1998, 1997 and 1996. These financial statements and per share data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data are free of material misstatement. An. audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. we believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc. as of November 30, 2000 and 1999, the results of its operations and changes in its net assets for each of the years then ended, and the selected per share data for the years ended November 30, 2000, 1999, 1998, 1997 and 1996 in conformity with generally accepted accounting principles.


/s/ PUSTORINO, PUGLISI & CO., LLP

PUSTORINO, PUGLISI & CO., LLP
New York, New York
January 9, 2001

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF ASSETS AND LIABILITIES
                           NOVEMBER 30, 2000 AND 1999

                                                        2000           1999
                                                    ------------   ------------

               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL
     BONDS (COST $10,583,216 AND $11,405,445)
     (SCHEDULE AND NOTE 1)                            10,918,326     11,678,392

CASH & MONEY MARKET ACCOUNTS                             936,147        146,175

ACCRUED INTEREST RECEIVABLE                              175,831        175,667

PREPAID INSURANCE                                          1,000              0
                                                    ------------   ------------

          TOTAL ASSETS                                12,031,305     12,000,234

               LIABILITIES
               -----------

ACCRUED EXPENSES                                          13,443         10,548
                                                    ------------   ------------

NET ASSETS                                          $ 12,017,862   $ 11,989,686
                                                    ============   ============

               ANALYSIS OF NET ASSETS
               ----------------------

NET CAPITAL PAID IN ON SHARES OF STOCK                11,319,262     11,319,262
DISTRIBUTABLE EARNINGS                                   363,490        397,477
UNDISTRIBUTED UNREALIZED APPRECIATION                    335,110        272,947
                                                    ------------   ------------
NET ASSETS ($19.15 AND $19.11 PER SHARE ON
  627,459 SHARES OUTSTANDING)                       $ 12,017,862   $ 11,989,686
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 2000 AND 1999

                                                        2000           1999
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                   $    663,655   $    682,355
                                                    ------------   ------------

EXPENSES:
     CUSTODIAN FEES                                        6,000          6,000
     DIRECTORS' FEES                                       6,000          8,000
     LEGAL FEES                                            2,078          2,393
     ACCOUNTING FEES                                       9,000          9,000
     SHAREHOLDERS' REPORTS & BANK CHARGES                  1,052            519
     REGISTRAR & TRANSFER                                  3,526          3,039
     INSURANCE                                             1,000          1,000
     PRINTING                                                396              0
     FRANCHISE TAXES                                         680            680
     INVESTMENT ADVISORY FEES (NOTE 2)                    29,557         30,544
                                                    ------------   ------------

          TOTAL EXPENSES                                  59,289         61,175
                                                    ------------   ------------

          NET INVESTMENT INCOME                          604,366        621,180
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
   (NOTE 3)                                               20,479         68,970
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 272,947        860,138
     END OF PERIOD                                       335,110        272.947
                                                    ------------   ------------

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                        62,163       (587,191)
                                                    ------------   ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                    $    687,007   $    102,959
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             8.93%          8.97%
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 2000 AND 1999

                                                        2000           1999
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    604,366   $    621,180

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                         20,479         68,970

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                        62,163       (587,191)
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              687,007        102,959

DIVIDENDS PAID TO SHAREHOLDERS ($1.05 PER SHARE
  IN 2000 AND $1.01 IN 1999)*                           (658,831)      (633,733)
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS                     28,176       (530,774)

NET ASSETS:

                                 TEP FUND, INC.
          FOR THE YEARS ENDED NOVEMBER 30, 2000, 1999, 1998, 1997, 1996
                          SUPPLEMENTARY PER SHARE DATA

                                         ------      ------      ------      ------      ------
                                          2000        1999        1998        1997        1996
                                         ------      ------      ------      ------      ------
SELECTED PER SHARE DATA

INVESTMENT INCOME                        $ 1.06      $ 1.09      $ 1.09      $ 1.13      $ 1.17

EXPENSES                                 ($0.10)     ($0.10)     ($0.12)     ($0.09)     ($0.10)
                                         ------      ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 0.96      $ 0.99      $ 0.97      $ 1.04      $ 1.07

DIVIDENDS PAID TO SHAREHOLDERS           ($1.05)     ($1.01)     ($1.01)     ($1.09)     ($1.12)

NET REALIZED GAIN (LOSS) FROM
  SECURITY TRANSACTIONS                  $ 0.03      $ 0.11      $ 0.01      $ 0.04      $ 0.00*

NET INCREASE/(DECREASE) IN UNREALIZED
  APPRECIATION OF INVESTMENTS            $ 0.10      ($0.94)     $ 0.12      ($0.08)     ($0.17)
                                         ------      ------      ------      ------      ------

NET INCREASE/(DECREASE) IN               $ 0.04      ($0.85)     $ 0.09      ($0.09)     ($0.22)
  NET ASSET VALUE

NET ASSET VALUE:

     BEGINNING OF PERIOD                 $19.11      $19.95      $19.86      $19.95      $20.17
                                         ------      ------      ------      ------      ------

     END OF PERIOD                       $19.15      $19.11      $19.95      $19.86      $19.95
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
  AVERAGE NET ASSETS                       0.49%       0.50%       0.56%       0.47%       0.48%
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENT
  INCOME TO AVERAGE NET ASSETS             5.03%       5.07%       4.88%       5.20%       5.35%
                                         ======      ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

* Gain on security transactions of $1,000 was less then $.01 per share.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 2000 and 1999

NOTE I - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 2000 and 1999

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long-term capital gains realized during the years ended November 30, 2000 and 1999 were $20,479 and $68,970 respectively. Such realized long term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 2000, ($.03 per share) and November 30, 1999 ($.11 per share).(See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $335,110 and $272,947 at November 30, 2000 and 1999, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short-term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short-term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities) if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 2000 and 1999

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the year ended May 31, 2001 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets.

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the years ended November 30, 2000 and 1999, the Fund made purchases of tax-exempt securities at a cost of $581,032 and $1,589,533 respectively. However, on November 28, 2000 an insured El Paso, TX. Water & Sewer Rev. Bond - 5.5 % due 3/1/19 was purchased on a when issued basis and settled on December 21, 2000. This was not included in the above total.

     The Fund had redemptions of tax-exempt securities of $1,405,937 in 2000 and $1,477,000 in 1999. The amortized cost of these securities was $1,385,458 and $1,408,030 respectively, resulting in realized gains in 2000 of $20,479 and $68,970 in 1999.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At November 30, 2000 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the two years ended November 30, 2000.

NOTE 5 - SUBSEQUENT EVENT

     On November 29, 2000 the Board of Directors declared a $.51 per share dividend, to be paid on January 23, 2001 to shareholders of record on December 20, 2000.

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2000

 % OF                                                 RATE      MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------
  1.43%    CALIFORNIA
           ----------
           LOS ANGELES COMMUNITY REDEV AGY           6.450    07/01/2017    $  150,000    $  153,000    $  156,242
           HSG RFOC SER A
           CALLABLE 07/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  150,000    $  153,000    $  156,242

  8.56%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION WATER &        9.625    10/01/2003    $  500,000    $  497,500    $  568,570
           ELECTRIC REV
           NON-CALLABLE
           RATED AAA/Aaa

           BOARD OF EDUCATION CAP OUTLAY PUB         6.000    06/01/2021    $  250,000    $  250,000    $  262,808
           ED SER C
           CALLABLE 06/01/2010 @ 101
           06/01/2011 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         5.750    01/01/2012    $  100,000    $   99,900    $  102,863
           CALLABLE 0110112004 @ 101
           RATED AA+/Aa2
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  850,000    $  847,400    $  934,241

  2.31%    HAWAII
           -------
           STATE GENERAL OBLIGATION SER CD           5.000    02/01/2003    $  250,000    $  250,000    $  252,065
           NON-CALLABLE
           RATED A+/Aa3
                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  250,000    $  250,000    $  252,065

  5.13%    ILLINOIS
           --------
           STATE GENERAL OBLIGATION                  5.750    05/01/2017    $  250,000    $  247,548    $  257,263
           CALLABLE 05/01/2006 @ 102
           MBIA INSURED
           RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2000

 % OF                                                 RATE      MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------
           HEALTH FACILITIES AUTH REV SINAI          5.500    02/15/2009    $  180,000    $  180,000    $  185,472
           HEALTH SYSTEM
           CALLABLE 02/15/2006 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.125    03/01/2011    $  115,000    $  114,550    $  117,004
           CALLABLE 03/01/2009 @ 101
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL ILLINOIS                                                   $  545,000    $  542,098    $  559,739

1.61 %     INDIANA
           -------
           STATE HOUSING AUTH SINGLE FAMILY          5.150    07/01/2017    $  185,000    $  185,768    $  176,098
           MTGE REV SER D
           CALLABLE 01/01/2009 @ 101
           GNMA BACKED
           RATED NR/Aaa
                                                                            --------------------------------------
           TOTAL INDIANA                                                    $  185,000    $  185,768    $  176,098

4.75%      LOUISIANA
           ---------
           STATE SER A                               6.100    05/01/2011    $  200,000    $  199,000    $  213,100
           PREREFUNDED 05/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE REFDG SER A                         5.250    08/01/2003    $  300,000    $  300,513    $  305,553
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  499,513    $  518,653

  2.30%    MARYLAND
           --------
           MONTGOMERY COUNTY CONSTRUCTION            5.300    07/01/2001    $  250,000    $  250,114    $  251,445
           IMPROV SER A
           NON-CALLABLE
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MARYLAND                                                   $  250,000    $  250,114    $  251,445

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2000

 % OF                                                 RATE      MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------
 10.27%    MASSACHUSETTS
           -------------
           STATE CONSERVATION LOAN SER A             6.000    06/01/2011    $  500,000    $  499,000    $  504,110
           PREREFUNDED 06/01/2001 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           BOSTON INDUSTRIAL DEVELOPMENT             5.900    02/01/2022    $  250,000    $  252,668    $  257,160
           FINANCE AUTH SER A
           CALLABLE 02/01/2007 @ 102
           FHA INSURED
           RATED AAA/NR

           STATE WTR RES AUTH GEN RFDG SER B         5.250    03/01/2013    $  140,000    $  137,480    $  140,764
           CALLABLE 03/01/2003 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           DEUTSCHES ALTENHEIM NURSING HOME          5.050    10/01/2019    $  235,000    $  234,412    $  219,509
           BOSTON MASS REV SERIAL C
           CALLABLE 10/01/2008 @ 102
           FHA INSURED
           RATED AAA/NR
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $1,125,000    $1,123,560    $1,121,543

  2.41%    MICHIGAN
           --------
           STATE ENVIROMENTAL PROTECTION             6.250    11/01/2008    $  250,000    $  257,025    $  263,003
           PREREFUNDED 11/01/2002 @ 102
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MICHIGAN                                                   $  250,000    $  257,025    $  263,003

  0.93%    MISSOURI
           --------
           MISSOURI STATE WATER POLLUTION            5.100    08/01/2009    $  100,000    $   99,750    $  101,733
           SERIAL A
           CALLABLE 08/01/2003 @ 102
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MISSOURI                                                   $  100,000    $   99,750    $  101,733

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2000

 % OF                                                 RATE      MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------
  2.38%    NEVADA
           ------
           STATE GENERAL OBLIGATION COLORADO         6.500    10/01/2009    $  250,000    $  256,003    $  259,825
           RIVER COMMUNITY
           CALLABLE 10/01/2002 @ 101
           RATED AA/Aa1
                                                                            --------------------------------------
           TOTAL NEVADA                                                     $  250,000    $  256,003    $  259,825

1.41 %     NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250    07/15/2004    $  150,000    $  150,409    $  153,554
           CALLABLE 07/15/2003 @ 102
           RATED AA+/Aa2
                                                                            --------------------------------------
           TOTAL NEW HAMPSHIRE                                              $  150,000    $  150,409    $  153,554

  4.65%    NEW JERSEY
           ----------
           STATE RFDG SER D                          6.000    02/15/2010    $   86,000    $   85,699    $   90,387
           PREREFUNDED 02/15/2003 @ 102
           RATED AA+/Aa1

           STATE RFDG SER B                          6.000    02/15/2010    $  164,000    $  163,426    $  171,555
           CALLABLE 02/15/2003 @ 102
           RATED AA+/Aa1

           STATE CERTIFICATE OF PARTICIPATION        5.000    06/15/2014    $  250,000    $  249,375    $  246,063
           SER A
           CALLABLE 06/15/2007 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  508,005

 19.09%    NEW YORK
           --------
           STATE LOCAL GOVT ASSIST CORP SER A        6.875    04/01/2019    $  250,000    $  262,230    $  262,928
           PREREFUNDED 04/01/2002 @ 102
           RATED AA-/Aaa

           STATE MED CARE FAC SER D                  6.600    02/15/2031    $  250,000    $  252,439    $  266,128
           PREREFUNDED 02/15/2003 @ 102
           FHA INSURED
           RATED AAA/Aa2

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2000

 % OF                                                 RATE      MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------
           STATE MED CARE FAC SER A                  6.600    02/15/2009    $  500,000    $  498,825    $  549,195
           PREREFUNDED 02/15/2005 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE THRUWAY AUTHORITY SVC HWY &         6.000    01/01/2004    $  175,000    $  179,348    $  182,651
           BRDG SERIAL A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE MED CARE FACILITIES                 5.750    08/15/2019    $  100,000    $  100,000    $  100,584
           CALLABLE 08/15/2004 @ 100
           RATED AAA/NR

           STATE GENERAL OBLIGATION                  5.600    06/15/2001    $  100,000    $  100,156    $  100,683
           NON-CALLABLE
           RATED A+/A2

           ALBANY, NY                                5.375    09/01/2018    $  100,000    $   99,711    $   99,696
           CALLABLE 09/01/2010 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           STATE DORM AUTHORITY ST BARNABAS          5.350    08/01/2017    $  280,000    $  280,000    $  278,104
           HOSPITAL
           CALLABLE 08/01/2007 @ 101
           AMBAC INSURED
           RATED AAA/Aaa

           STATE THRUWAY AUTHORITY HWY AND           5.000    04/01/2015    $  250,000    $  246,875    $  244,418
           BRDG-SERIAL A
           CALLABLE 04/01/2008 @ 101
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $2,005,000    $2,019,584    $2,084,386

  6.50%    OHIO
           ----
           STATE GENERAL OBLIGATION                  6.650    09/01/2009    $  500,000    $  522,277    $  551,385
           INFRASTRUCTURE IMPROVEMENT
           NON-CALLABLE
           SINKING FUND 09/01/2005
           RATED AA+/Aa1

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2000

 % OF                                                 RATE      MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------
           FRANKLIN COUNTY HEALTH CARE               6.150    12/20/2019    $  150,000    $  150,937    $  158,075
           CALLABLE 12/20/2009 @ 103
           GNMA COLL
           RATED NR/Aaa
                                                                            --------------------------------------
           TOTAL OHIO                                                       $  650,000    $  673,214    $  709,460

  4.74%    PENNSYLVANIA
           ------------
           STATE GENERAL OBLIGATION SECOND           6.500    11/01/2004    $  400,000    $  398,208    $  413,452
           SER A
           PREREFUNDED 11/01/2001 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION SECOND           5.750    10/01/2017    $  100,000    $  100,000    $  104,207
           SER
           CALLABLE 10/01/2009 @ 101
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  500,000    $  498,208    $  517,659

  0.95%    RHODE ISLAND
           ------------
           BOARD OF EDUC ST REFDG SER A              6.100    06/15/2003    $  100,000    $  101,185    $  103,805
           CALLABLE 06/15/2002 @ 102
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  100,000    $  101,185    $  103,805

  7.08%    TEXAS
           -----
           STATE PUBLIC FINANCE AUTHORITY SER        6.000    10/01/2005    $  125,000    $  125,000    $  132,659
           1992 A
           NON-CALLABLE
           RATED AA/Aa1

           STATE GENERAL OBLIGATION                  6.000    10/01/2006    $  150,000    $  148,598    $  160,500
           NON-CALLABLE
           RATED AA/Aa1

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2000

 % OF                                                 RATE      MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------
           STATE GENERAL OBLIGATION WATER            5.250    08/01/2012    $  225,000    $  225,000    $  228,245
           FINANCIAL ASSISTANCE SER C
           CALLABLE 08/01/2008 @ 100
           RATED AA/Aa1

           CHANNELVIEW INDEPENDENT SCHOOL            5.000    08/15/2008    $  250,000    $  248,750    $  251,740
           DISTRICT
           CALLABLE 08/15/2004 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $  750,000    $  747,348    w $773,143

  2.16%    UTAH
           ----
           INTERMOUNTAIN POWER AGENCY POWER          5.000    07/01/2021    $  250,000    $  230,283    $  236,160
           SUPPLY REV SKG FD
           ESCROWED TO MATURITY (US GOVTS)
           RATED A+/A1
                                                                            --------------------------------------
           TOTAL UTAH                                                       $  250,000    $  230,283    $  236,160

  4.67%    WASHINGTON
           ----------
           STATE GENERAL OBLIGATION SER A            6.400    03/01/2009    $  250,000    $  245,125    $  251,163
           PREREFUNDED 03/01/2001 @ 100
           RATED AA+/Aa1

           STATE MOTOR VEHICLE SER B                 5.625    07/01/2020    $  100,000    $  100,101    $  101,386
           CALLABLE 07/01/2010 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION SER B            5.500    05/01/2010    $  150,000    $  150,912    $  157,446
           NON-CALLABLE
           RATED AA+/Aa1
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  500,000    $  496,138    $  509,995

  4.75%    WISCONSIN
           ---------
           STATE GENERAL OBLIGATION RFDG             6.100    05/01/2005    $  150,000    $  154,351    $  159,054
           NON-CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION SER C            6.000    05/01/2019    $  100,000    $   99,768    $  104,926
           CALLABLE 05/01/2010 @ 100
           RATED AA/Aa2

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2000

 % OF                                                 RATE      MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------
           STATE GENERAL OBLIGATION SER A            5.000    05/01/2009    $  250,000    $  250,000    $  255,088
           PREREFUNDED 05/01/2006 @ 100
           RATED AA/Aaa
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  500,000    $  504,119    $  519,068

1.91 %     WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTHORITY           6.650    06/01/2013    $  200,000    $  200,000    $  208,508
           INSD SINGLE FAMILY MTG
           CALLABLE 06/01/2004 @ 102
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL WYOMING                                                    $  200,000    $  200,000    $  208,508
                                                                           ---------------------------------------

100.00%    TOTAL INVESTMENTS                                               $10,560,000   $10,583,216   $10,918,326
                                                                           =======================================

                        See Notes to Financial Statements